Description of Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation (in percent)	50.00%
Maximum percentage of common stock as contributions and participant account balances	25.00%
Vesting percentage	100.00%
Maximum borrowing	$ 50,000
Maximum borrowing, to total account (in percent)	50.00%
Minimum borrowing	$ 2,000
Initial principal, minimum borrowing	$ 1,000
EBP, Employer Matching Contribution, Threshold One
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.00%
Matching contribution (in percent)	100.00%
EBP, Employer Matching Contribution, Threshold Two
EBP, Description of Plan [Line Items]
Matching contribution (in percent)	50.00%
EBP, Employer Matching Contribution, Threshold Three
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	2.00%